Document and Entity Information Document	Oct. 28, 2020	Jul. 30, 2020
Document Information [Line Items]
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	5995 Mayfair Road, P.O. Box 3077,
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-8077
Entity Central Index Key		0000028823
Document Type	8-K
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, $1.25 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false